Significant Accounting Policies - Schedule of Annual Depreciation Rates of Property, Plant and Equipment (Detail)	Mar. 31, 2014
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	10.00%
Furniture, Fixtures, Office Equipment and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	2.50%
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	5.00%
Minimum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	15.00%
Minimum [Member] | Furniture, Fixtures, Office Equipment and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	6.00%
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	10.00%
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Maximum [Member] | Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	20.00%
Maximum [Member] | Furniture, Fixtures, Office Equipment and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of assets at annual rates	33.00%